CASH AND BORROWINGS - Finance leases (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments		$ 9
Discounted by imputed interest		(2)
Present value of minimum lease payments		7
Within one year or on demand
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments		3
Present value of minimum lease payments		2
Between one and two years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments		3
Between two and three years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments		3
Between one to five years
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum lease payments		5
After five years
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum lease payments	$ 0	$ 0